Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2025
Investment In Joint Venture
Schedule of financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	As at March 31, 2024	As at June 18, 2024
Current Assets
Cash and cash equivalents	1,582	2,872
Other current financial assets	1,818	338
Non-current liabilities
Employee benefits	(246)	(151)

Current liabilities
Borrowings	(63,500)	(109,043)
Trade and other payables	(12,474)	-
Employee benefits	(197)	(209)
Other non-financial liability	(35,163)	(2,343)

Equity	(108,180)	(108,536)
Group’s carrying amount of the investment (50%)	(54,090)	(54,268)
True-up of carrying value to group share loss	54,090	54,268
Net carrying amount of investment	-	-